Disclosure of subsidiaries (Details)			9 Months Ended	12 Months Ended
	Nov. 06, 2017	Nov. 07, 2011	May 31, 2019	Aug. 31, 2018
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Statements [Line Items]
Proportion of ownership interest			100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Statements [Line Items]
Proportion of ownership interest	49.90%	49.90%	49.90%	49.90%
Waterberg JV Resources (Pty) Ltd. [Member]
Statements [Line Items]
Proportion of ownership interest			37.05%	37.05%